SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Class A Ordinary Shares Subject to Possible Redemption (Details)	10 Months Ended
Dec. 31, 2025 USD ($)
Class A Ordinary Shares Subject to Possible Redemption
Maximum percentage of interest earned on the Trust Account	5.00%
Available amount for withdrawal from Trust Account	$ 140,482
Withdrawal of funds from Trust Account	0
Gross proceeds	225,400,000
Class A ordinary shares subject to possible redemption
Class A Ordinary Shares Subject to Possible Redemption
Gross proceeds	230,000,000
Proceeds allocated to public warrants	(1,855,333)
Class A ordinary shares issuance cost	(14,190,584)
Remeasurement of carrying value to redemption value	18,715,081
Class A ordinary shares subject to possible redemption, December 31, 2025	$ 232,669,164